Description Of Company And Significant Accounting Policies (Components Of Other Current Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Reserve for estimated losses on uncompleted contracts	$ 15	$ 63
Retainage payable	30	47
Income taxes payable	17	55
Restructuring reserves	9	30
Taxes payable not based on income	11	14
Value-added tax payable	13	16
Insurance payable	9	14
Dividend payable	11	12	$ 12
Other miscellaneous liabilities	42	41
Total other current liabilities	$ 157	$ 292